1933 Act File No. 333-115299

1940 Act File No. 811-21580

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X	]

Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 8	[X	]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X	]
Amendment No. 10

CORTINA FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

825 North Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of Principal Executive Offices)(Zip Code)

(414) 225-7399

(Registrant’s Telephone Number)

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
on [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on [date] pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on the 5th day of May, 2014.

CORTINA FUNDS, INC.
(Registrant)

By:	/s/ Ryan T. Davies
Ryan T. Davies
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below on May 5, 2014, by the following person in the capacities indicated.

Signature	Title

/s/ Ryan T. Davies Ryan T. Davies	Chairman and President (Principal Executive Officer)

/s/ Eric Conner Eric Conner	Treasurer (Principal Financial Officer and Principal Accounting Officer)

* /s/ Mark J. Giese Mark J. Giese	Director

* /s/ John T. Murphy John T. Murphy	Director

*	Ryan T. Davies, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of the Registrant pursuant to the Power of Attorney duly executed by such persons and previously filed with Registrant’s Pre-Effective Amendment No.2 to its Registration Statement and Form N-1A/A filed on September 23, 2011 and incorporated by reference.

/s/ Ryan T. Davies	Attorney-In-Fact
Ryan T. Davies

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase